COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancellable operating leases agreements
RMB

Year ending December 31
2018	44,818
2019	44,417
2020	20,045
2021	16,517
2022	4,803
2023 and thereafter	14,378

Total	144,978